Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.	Schedule of Investments
June 30, 2026 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Fair Value

Government Bonds (61.05%)
US Government and Agency Obligations (61.05%)
$ 1,000,000	Federal Farm Credit Banks Funding Corp.(a)	4.140%	08/02/38	$931,899
1,800,000	Federal Farm Credit Banks Funding Corp.(a)	4.850%	04/28/42	1,747,653
500,000	Federal Farm Credit Banks Funding Corp.(a)	5.050%	08/18/42	493,095
1,000,000	Federal Home Loan Banks(a)	5.110%	08/15/42	983,119
1,400,000	Federal Home Loan Banks(a)	5.200%	09/28/37	1,389,275
16,650,000	Federal Home Loan Banks(b)	5.500%	07/15/36	17,952,432
1,000,000	Federal Home Loan Banks(a)	5.500%	10/07/44	992,262

				24,489,735

Total Government Bonds
(Cost $23,999,726)				24,489,735

Mortgage-Backed Securities (0.81%)
Fannie Mae Bonds (0.81%)(c)
124,537	Federal National Mortgage Association Pool 776508	5.500%	02/01/34	124,987
46,669	Federal National Mortgage Association Pool 758572	5.500%	12/01/34	47,636
136,868	Federal National Mortgage Association Pool 835557	5.500%	10/01/35	140,771
11,705	Federal National Mortgage Association Pool 758560	6.000%	08/01/34	12,208

				325,602

Total Mortgage-Backed Securities
(Cost $319,833)				325,602

Municipal Bonds (41.03%)
Illinois (9.51%)
3,571,429	State of Illinois, Build America Bonds, General Obligation Unlimited	7.350%	07/01/35	3,817,321

Puerto Rico (31.52%)
517,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(d)	4.329%	07/01/40	517,081
73,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(d)	4.536%	07/01/53	69,514
248,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(d)	4.550%	07/01/40	248,796
540,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Taxable Restructured Series A-2, Revenue Bonds(a),(d)	4.550%	07/01/40	468,819
1,817,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(d)	4.750%	07/01/53	1,793,780
2,054,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(d)	4.784%	07/01/58	2,009,135
7,548,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(d)	5.000%	07/01/58	7,535,753

				12,642,878

Total Municipal Bonds
(Cost $16,235,093)				16,460,199

Total Investments (102.89%)				$41,275,536
(Cost $40,554,652)
Liabilities in Excess of Other Assets (-2.89%)				(1,159,725)

NET ASSETS (100.00%)				$40,115,811

(a)	Security may be called before its maturity date.
(b)	A portion or all of the security has been pledged as collateral for reverse repurchase agreements.
(c)

Puerto Rico Fannie Mae Taxable - Represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(d)

Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus. These obligations are not an obligation of the Commonwealth of Puerto Rico.

1

Tax-Free Fixed Income Fund V for Puerto Rico Residents, Inc.	Schedule of Investments
June 30, 2026 (Unaudited)

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Collateral at Fair Value	Value
South Street Securities(a)	Federal Home Loan Banks 5.500% due 7/15/2036	3.8%	6/23/2026	7/1/2026	$350,296	$371,987	$350,000
South Street Securities(a)	Federal Home Loan Banks 5.500% due 7/15/2036	3.8%	6/23/2026	7/7/2026	$1,702,512	$1,789,852	$1,700,000

							$2,050,000

(a)	Collateral received or posted is limited to the net securities sold under reverse repurchase agreements liability amounts. See above for actual collateral received and posted.

2